Business combinations, 2022 (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 17, 2022 USD ($) Substation MW	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business combinations [Abstract]
Investments accounted for using equity method		$ 285,029	$ 294,581
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets			542,728
Other current assets			61,010
Total net assets acquired at fair value			213,916
Asset acquisition - purchase price paid			(210,868)
Net result of business combinations			0
Revenue contributed by the acquisitions			163,500
Amount of loss after tax			800
Additional revenue amount			17,700
Additional amount of profit after tax			$ 3,300
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets		33,000
Other current assets		5,358
Total net assets acquired at fair value		38,358
Asset acquisition - purchase price paid		(38,358)
Net result of business combinations		0
Revenue contributed by the acquisitions		700
Amount of loss after tax		(400)
Additional revenue amount		200
Additional amount of profit after tax		100
Chile TL4 [Member]
Business combinations [Abstract]
Installed capacity | MW	63
Number of substations | Substation	2
Investments accounted for using equity method	$ 39,000	$ 8,000